SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) - RSU [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Number of Units
Unvested at beginning of year	2,622,195
Granted	439,677
Vested	(218,031)
Forfeited	(71,740)
Unvested at end of the year	2,772,101
Weighted average fair value
Unvested at beginning of year | $	$ 2.42
Granted | $ / shares	$ 2.63
Vested | $ / shares	2.27
Forfeited | $ / shares	$ 2.31
Unvested at end of period | $	$ 2.47